December 31, 2000
                                             . Pacific Select
                                               Separate Account of
                                               Pacific Life Insurance Company



                            Annual
                              Report

                                                               PACIFIC SELECT

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of Pacific Select Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Small-Cap Equity, Equity, Multi-Strategy, Equity Income, Growth LT, Equity Index, International Value, Government Securities, Managed Bond, Money Market, and High Yield Bond Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2000 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                                                 Aggressive   Emerging    Small-Cap                 Multi-      Equity      Growth
                                                   Equity      Markets     Equity       Equity     Strategy     Income        LT
                                                  Variable    Variable    Variable     Variable    Variable    Variable    Variable
                                                  Account      Account     Account (1)  Account    Account     Account     Account
                                               -------------------------------------------------------------------------------------
ASSETS

Investments:
  Aggressive Equity Portfolio................        $121
  Emerging Markets Portfolio.................                    $106
  Small-Cap Equity Portfolio (1).............                                $6,936
  Equity Portfolio...........................                                             $172
  Multi-Strategy Portfolio...................                                                        $1,175
  Equity Income Portfolio....................                                                                   $3,016
  Growth LT Portfolio........................                                                                              $3,074

Receivables:
  Fund shares redeemed.......................                                   103                                           235
                                               -------------------------------------------------------------------------------------
Total Assets.................................         121         106         7,039        172        1,175      3,016      3,309
                                               -------------------------------------------------------------------------------------
LIABILITIES

Payables:
  Due to Pacific Life Insurance Company......                                   103                                           235
  Mortality and expense risk fee.............                                     4                       1          2          2
                                               -------------------------------------------------------------------------------------
Total Liabilities............................                                   107                       1          2        237
                                               -------------------------------------------------------------------------------------
NET ASSETS...................................        $121        $106        $6,932       $172       $1,174     $3,014     $3,072
                                               =====================================================================================
Shares Owned in each Portfolio...............          11          16           327          7           76        129         98
                                               =====================================================================================
Cost of Investments..........................        $126        $142        $6,259       $199       $1,036     $2,556     $2,882
                                               =====================================================================================

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                                               Equity      International      Government      Managed        Money        High Yield
                                               Index           Value          Securities        Bond         Market          Bond
                                              Variable       Variable          Variable       Variable      Variable       Variable
                                              Account       Account (1)        Account        Account       Account        Account
                                             ---------------------------------------------------------------------------------------
ASSETS

Investments:
  Equity Index Portfolio..................     $4,941
  International Value Portfolio (1).......                       $4,191
  Government Securities Portfolio.........                                        $273
  Managed Bond Portfolio..................                                                       $808
  Money Market Portfolio..................                                                                     $618
  High Yield Bond Portfolio...............                                                                                  $5,949

Receivables:
  Fund shares redeemed....................        235
                                             ---------------------------------------------------------------------------------------

Total Assets...............................     5,176             4,191            273            808           618          5,949
                                             ---------------------------------------------------------------------------------------

LIABILITIES

Payables:
  Due to Pacific Life Insurance Company...        235
  Mortality and expense risk fee..........          3                 2                                                          3
                                             ---------------------------------------------------------------------------------------

Total Liabilities..........................       238                 2                                                          3
                                             ---------------------------------------------------------------------------------------

NET ASSETS.................................    $4,938            $4,189           $273           $808          $618         $5,946
                                             =======================================================================================

Shares Owned in each Portfolio.............       145               264             26             75            61            773
                                             =======================================================================================

Cost of Investments........................    $3,502            $3,726           $272           $801          $619         $7,094
                                             =======================================================================================

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                        Aggressive   Emerging    Small-Cap               Multi-     Equity     Growth
                                          Equity     Markets      Equity      Equity    Strategy    Income       LT
                                         Variable    Variable    Variable    Variable   Variable   Variable   Variable
                                          Account    Account    Account (1)   Account    Account    Account    Account
                                        ------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (2).......................         $5                  $693          $15       $120       $288       $646

EXPENSES

  Mortality and expense risk fees.....          1         $1         63            1          8         22         28
                                        ------------------------------------------------------------------------------
Net Investment Income (Loss)..........          4         (1)       630           14        112        266        618
                                        ------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
 GAIN (LOSS) ON INVESTMENTS

  Net realized gain from
   security transactions..............                     9        284                      22        131        483

  Net unrealized depreciation
   on investments.....................        (37)       (56)    (3,023)         (73)      (135)      (638)    (2,022)
                                        ------------------------------------------------------------------------------
Net Realized and Unrealized
 Loss on Investments..................        (37)       (47)    (2,739)         (73)      (113)      (507)    (1,539)
                                        ------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS............       ($33)      ($48)   ($2,109)        ($59)       ($1)     ($241)     ($921)
                                        ==============================================================================

(1) Formerly named Growth Variable Account.

(2) Pacific Select Fund declared dividends for the Emerging Markets Portfolio during 2000. The total amounts received by the Emerging Markets Variable Account were less than $500 for the year.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)


                                                 Equity    International   Government     Managed       Money      High Yield
                                                 Index         Value       Securities      Bond         Market        Bond
                                                Variable      Variable      Variable      Variable     Variable     Variable
                                                Account      Account (1)    Account       Account      Account      Account
                                               --------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends..................................     $115           $141           $15          $49          $58          $594

EXPENSES

  Mortality and expense risk fees............       39             31             2            5            7            43
                                               --------------------------------------------------------------------------------
Net Investment Income........................       76            110            13           44           51           551
                                               --------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  GAIN (LOSS) ON INVESTMENTS

  Net realized gain (loss) from security
   transactions..............................      212             29                                       1           (15)

  Net unrealized appreciation (depreciation)
   on investments............................     (853)          (713)           15           38            3          (811)
                                               --------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
  Investments................................     (641)          (684)           15           38            4          (826)
                                               --------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................    ($565)         ($574)          $28          $82         $55          ($275)
                                               ================================================================================

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                         Aggressive    Emerging    Small-Cap                    Multi-      Equity      Growth
                                           Equity       Markets     Equity        Equity       Strategy     Income        LT
                                          Variable     Variable    Variable      Variable      Variable    Variable    Variable
                                           Account      Account   Account (1)    Account       Account     Account     Account
                                         --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

 Net Investment Income (Loss)..........         $4          ($1)       $630          $14          $112        $266        $618

 Net realized gain from
  security transactions................                       9         284                         22         131         483

 Net unrealized depreciation
  on investments.......................        (37)         (56)     (3,023)         (73)         (135)       (638)     (2,022)
                                         --------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
 from Operations.......................        (33)         (48)     (2,109)         (59)           (1)       (241)       (921)
                                         --------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers between variable
  accounts, net........................         11           80        (235)          22           (67)         11         809

 Transfers--policy charges
  and deductions.......................         (1)          (1)        (62)          (1)           (8)        (40)        (22)

 Transfers--surrenders.................                      (1)       (118)                                    (4)       (255)

 Transfers--other......................                      (2)         13                         (1)                   (128)
                                         --------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions......         10           76        (402)          21           (76)        (33)        404
                                         --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS..        (23)          28      (2,511)         (38)          (77)       (274)       (517)
                                         --------------------------------------------------------------------------------------

NET ASSETS

 Beginning of Year.....................        144           78       9,443          210         1,251       3,288       3,589
                                         --------------------------------------------------------------------------------------
 End of Year...........................       $121         $106      $6,932         $172        $1,174      $3,014      $3,072
                                         ======================================================================================

(1) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                                     Equity     International    Government      Managed       Money     High Yield
                                                      Index         Value        Securities       Bond         Market       Bond
                                                    Variable       Variable       Variable      Variable      Variable    Variable
                                                     Account     Account (1)       Account       Account       Account     Account
                                                   --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net Investment Income..........................         $76           $110           $13            $44           $51        $551
 Net realized gain (loss) from security
  transactions..................................         212             29                                          1         (15)
 Net unrealized appreciation (depreciation)
  on investments................................        (853)          (713)           15             38             3        (811)
                                                   --------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations......................        (565)          (574)           28             82            55        (275)
                                                   --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL UNIT TRANSACTIONS
 Transfers between variable accounts, net.......         249             45                          (27)         (325)        (31)
 Transfers--policy charges and deductions.......         (34)           (30)           (2)            (5)          (11)        (23)
 Transfers--surrenders..........................        (242)            (3)                          (3)         (409)        (10)
 Transfers--other...............................         (21)           (13)                                        (5)          1
                                                   --------------------------------------------------------------------------------
Net Decrease in Net Assets
 Derived from Policy Transactions...............         (48)            (1)           (2)           (35)         (750)        (63)
                                                   --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS...........        (613)          (575)           26             47          (695)       (338)
                                                   --------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year..............................       5,551          4,764           247            761         1,313       6,284
                                                   --------------------------------------------------------------------------------
 End of Year....................................      $4,938         $4,189          $273           $808          $618      $5,946
                                                   ================================================================================

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                   Aggressive   Emerging   Small-Cap               Multi-      Equity     Growth
                                                     Equity     Markets     Equity      Equity     Strategy    Income      LT
                                                    Variable    Variable   Variable     Variable   Variable   Variable   Variable
                                                    Account     Account   Account (1)   Account    Account    Account    Account
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS

  Net investment income (loss)..................        $12        ($1)        $800                   $94        $265       $206

  Net realized gain (loss) from security
   transactions.................................          2        (31)         207         $13        11         446        379

  Net unrealized appreciation (depreciation)
   on investments...............................         18         70        2,025          34       (32)       (304)     1,305
                                                  ---------------------------------------------------------------------------------

Net Increase in Net Assets Resulting from
 Operations.....................................         32         38        3,032          47        73         407      1,890
                                                  ---------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

  Transfers between variable accounts,
   net (2)......................................        (11)       (65)        (160)          2        35        (753)         5

  Transfers--policy charges and deductions......                    (1)         (57)                   (7)        (43)       (12)

  Transfers--surrenders (2).....................                               (296)                  (14)       (101)      (211)

  Transfers--other (2)..........................                     6           14                               (24)       (26)
                                                  ---------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions...............        (11)       (60)        (499)          2        14        (921)      (244)
                                                  ---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS...........         21        (22)       2,533          49        87        (514)     1,646
                                                  ---------------------------------------------------------------------------------

NET ASSETS

 Beginning of Year..............................        123        100        6,910         161     1,164       3,802      1,943
                                                  ---------------------------------------------------------------------------------

 End of Year....................................       $144        $78       $9,443        $210    $1,251      $3,288     $3,589
                                                  =================================================================================


(1) Formerly named Growth Variable Account.

(2) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                   Equity     International    Government    Managed     Money    High Yield
                                                   Index          Value        Securities     Bond       Market      Bond
                                                  Variable       Variable       Variable     Variable   Variable   Variable
                                                   Account     Account (1)       Account     Account     Account    Account
                                                 =============================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

 Net investment income........................         $44            $162           $17         $53         $27       $493

 Net realized gain (loss) from
  security transactions.......................         217              85            (3)          1           1         (2)

 Net unrealized appreciation
  (depreciation) on investments...............         637             628           (22)        (73)         (3)      (356)
                                                 -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations....................         898             875            (8)        (19)         25        135
                                                 -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfer of net premiums.....................                                                               502

 Transfers between variable
  accounts, net (2)...........................         482            (273)           (8)         73         840         32

 Transfers--policy charges
  and deductions..............................         (35)            (34)           (1)         (5)        (19)       (30)

 Transfers--surrenders (2)....................         (29)            (55)          (50)        (14)       (354)       (27)

 Transfers--other (2).........................         (15)             (6)                        6           1          9
                                                 -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions.............         403            (368)          (59)         60         970        (16)
                                                 -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS.........       1,301             507           (67)         41         995        119
                                                 -----------------------------------------------------------------------------
NET ASSETS

 Beginning of Year............................       4,250           4,257           314         720         318      6,165
                                                 -----------------------------------------------------------------------------
 End of Year..................................      $5,551          $4,764          $247        $761      $1,313     $6,284
                                                 =============================================================================

(1) Formerly named International Variable Account.

(2) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                       PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirteen subaccounts called Variable Accounts: Aggressive Equity, Emerging Markets, Small-Cap Equity (formerly Growth), Equity, Multi-Strategy, Equity Income, Growth LT, Equity Index, International Value (formerly International), Government Securities, Managed Bond, Money Market, and the High Yield Bond Variable Accounts as of December 31, 2000. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

   On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 1,272 outstanding accumulation units (valued at $13,604) of the Bond and Income Variable Account were exchanged for 546 accumulation units with equal value of the Managed Bond Variable Account.

   The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

   The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

   B. Security Transactions and Investment Income

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 2000, the Fund declared dividends for each of the portfolios invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

    The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2000 were as follows (amounts in thousands):

                                                                              Variable Accounts
                                                  --------------------------------------------------------------------------

                                                   Aggressive       Emerging      Small-Cap                        Multi-
                                                     Equity         Markets        Equity (1)      Equity         Strategy
                                                  --------------------------------------------------------------------------
 Total cost of investments at beginning of year        $112            $58          $5,749           $164           $977
 Add:  Total net proceeds from policy and M&E
        transactions                                     11            154             186             22              2
       Reinvested distributions from the Fund:
       (a) Net investment income                                                        49                            32
       (b) Net realized gain                              5                            644             15             88
                                                  --------------------------------------------------------------------------
              Sub-Total                                 128            212           6,628            201          1,099
 Less: Cost of investments disposed during
        the year                                          2             70             369              2             63
                                                  --------------------------------------------------------------------------
 Total cost of investments at end of year               126            142           6,259            199          1,036
 Add:  Unrealized appreciation (depreciation)            (5)           (36)            677           (27)            139
                                                  --------------------------------------------------------------------------
 Total market value of investments at end of year      $121           $106          $6,936           $172         $1,175
                                                  ==========================================================================

                                                     Equity          Growth         Equity     International    Government
                                                     Income            LT           Index        Value (1)      Securities
                                                  --------------------------------------------------------------------------
 Total cost of investments at beginning of year      $2,192          $1,377         $3,261        $3,589           $260
 Add:  Total net proceeds from policy and M&E
        transactions                                    248           1,122            363           102
       Reinvested distributions from the Fund:
       (a) Net investment income                         27              21             53             6             15
       (b) Net realized gain                            261             625             62           135
                                                  --------------------------------------------------------------------------
              Sub-Total                               2,728           3,145          3,739         3,832            275
 Less: Cost of investments disposed during
        the year                                        172             263            237           106              3
                                                  --------------------------------------------------------------------------
 Total cost of investments at end of year             2,556           2,882          3,502         3,726            272
 Add:  Unrealized appreciation                          460             192          1,439           465              1
                                                  --------------------------------------------------------------------------
 Total market value of investments at end of year    $3,016          $3,074         $4,941        $4,191           $273
                                                  ==========================================================================

                                                     Managed         Money       High Yield
                                                      Bond           Market         Bond
                                                  -------------------------------------------
 Total cost of investments at beginning of year        $792          $1,318         $6,622
 Add:  Total net proceeds from policy and M&E
        transactions                                     79           1,672             35
        Reinvested distributions from the Fund:
        (a) Net investment income                        49              58            594
                                                  -------------------------------------------
        (b) Net realized gain
              Sub-Total                                 920           3,048          7,251
 Less: Cost of investments disposed during
        the year                                        119           2,429            157
                                                  -------------------------------------------
 Total cost of investments at end of year               801             619          7,094
 Add:  Unrealized appreciation (depreciation)             7              (1)        (1,145)
                                                  -------------------------------------------
 Total market value of investments at end of year      $808            $618         $5,949
                                                  ===========================================

--------------------------
(1) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

   Transactions in Separate Account units for the year ended December 31, 2000 and the selected accumulation unit information as of December 31, 2000 were as follows:

                                                                       Variable Accounts
                                                ----------------------------------------------------------------
                                                  Aggressive  Emerging    Small-Cap                    Multi-
                                                    Equity    Markets     Equity (1)      Equity      Strategy
                                                ----------------------------------------------------------------
Total units outstanding at beginning of year        9,941       7,654       143,925       14,079       35,814

Increase (decrease) in units resulting from policy transactions:

   (a) Transfer of net premiums                                                   5
   (b) Transfers between variable accounts, net       817       9,195        (3,549)       1,512       (1,953)
   (c) Transfers--policy charges and deductions       (52)       (100)         (979)         (53)        (240)
   (d) Transfers--surrenders                                     (133)       (2,290)
   (e) Transfers--other                                 1        (327)          159                        (2)
                                                ----------------------------------------------------------------
                           Sub-Total                  766       8,635        (6,654)       1,459       (2,195)
                                                ----------------------------------------------------------------
 Total units outstanding at end of year            10,707      16,289       137,271       15,538       33,619
                                                ================================================================
 Accumulation Unit Value:  At beginning of year    $14.46      $10.20        $65.61       $14.92       $34.93

                           At end of year          $11.33       $6.51        $50.50       $11.07       $34.94
                                                ----------------------------------------------------------------

                                                   Equity      Growth        Equity     International    Government
                                                   Income        LT          Index        Value (1)      Securities
                                                -------------------------------------------------------------------
Total units outstanding at beginning of year

Increase (decrease) in units resulting from
 policy transactions:                              67,459      58,747       123,810         168,179      11,126

   (a) Transfer of net premiums                                                   7
   (b) Transfers between variable accounts, net       232      13,395         5,721           1,709
   (c) Transfers--policy charges and deductions      (840)       (361)         (781)         (1,167)        (70)
   (d) Transfers--surrenders                          (82)     (4,970)       (5,877)           (108)
   (e) Transfers--other                                11      (2,076)         (552)           (490)
                                                ----------------------------------------------------------------
                          Sub-Total                  (679)      5,988        (1,482)            (56)        (70)
                                                ----------------------------------------------------------------
Total units outstanding at end of year             66,780      64,735       122,328         168,123      11,056
                                                ================================================================

Accumulation Unit Value:  At beginning of year     $48.74      $61.10        $44.83          $28.33      $22.17

                          At end of year           $45.14      $47.46        $40.37          $24.91      $24.63
                                                ----------------------------------------------------------------

                                                  Managed      Money       High Yield
                                                   Bond        Market         Bond
                                                ---------------------------------------
Total units outstanding at beginning of year       32,444      76,466       237,644

Increase (decrease) in units resulting from policy transactions:

   (a) Transfer of net premiums                        20           1            12
   (b) Transfers betweeen variable accounts, net   (1,062)    (20,465)       (1,211)
   (c) Transfers--policy charges and deductions      (187)       (645)         (903)
   (d) Transfers--surrenders                         (133)    (22,843)         (374)
   (e) Transfers--other                                (5)      1,592            16
                                                ---------------------------------------
                           Sub-Total                 (1,367)    (42,360)       (2,460)
                                                ---------------------------------------
 Total units outstanding at end of year              31,077      34,106       235,184
                                                =======================================
 Accumulation Unit Value:  At beginning of year      $23.45      $17.18        $26.44

                           At end of year            $25.98      $18.11        $25.28
                                                ---------------------------------------

------------------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

Annual Report
as of December 31, 2000

 .  Pacific Select
   Separate Account of
   Pacific Life Insurance Company


Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA  92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

                                            Pacific Life Insurance Company
                                            700 Newport Center Drive
                                            P.O. Box 7500
                                            Newport Beach, California 92658-7500

                                            ADDRESS SERVICE REQUESTED

Form No. 15-21492-02